Employee benefit plans - Defined benefit pension plans - cash outflows (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plans
Estimated future benefit payments	€ 317,942	€ 331,620
Less than 1 year
Defined benefit pension plans
Estimated future benefit payments	24,645	28,706
1 - 3 years
Defined benefit pension plans
Estimated future benefit payments	53,882	56,577
3 - 5 years
Defined benefit pension plans
Estimated future benefit payments	60,444	62,441
5 - 10 years
Defined benefit pension plans
Estimated future benefit payments	€ 178,971	€ 183,896